Label	Element	Value
MFS® International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719269_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 28, 2017. MFS® International Value Portfolio Initial Class & Service Class Shares
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® International Value Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the second through the fourth paragraphs in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" are restated in their entirety as follows:

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their intrinsic value (value companies). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS normally allocates the fund's investments across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single or small number of industries or sectors.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective immediately, the following is added after the eighth paragraph under the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information" and after the ninth paragraph under the sub-section entitled "Principal Risks" under the main heading "Investment Objective, Strategies, and Risks:

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions, and the fund's performance will be affected by the conditions in the industries and sectors to which the fund is exposed.